Intangible Assets	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Intangible Assets
Intangible Assets

Note I — Intangible Assets

The intangible asset balances and accumulated amortization are as follows:

	Successor
	As of June 30, 2021
				Weighted
	Gross		Net	average
	carrying	Accumulated	carrying	useful life
	amount	amortization	amount	in years
Intangible assets subject to amortization:
Customer relationships	$48,485	$(2,246)	$46,239	19
Technology	42,812	(3,677)	39,135	14
Trademarks	6,591	(969)	5,622	9
Intangible assets not subject to amortization:
Cosmos Tradename	300	—	300
IPR&D	256	—	256
Total	$98,444	$(6,892)	$91,552

	Successor
	December 31, 2020
				Weighted
	Gross		Net	average
	carrying	Accumulated	carrying	useful life
	amount	amortization	amount	in years
Intangible assets subject to amortization:
Customer relationships	$31,541	$(899)	$30,642	19
Technology	25,368	(1,508)	23,860	12
Trademarks	6,344	(393)	5,951	9
Intangible assets not subject to amortization:
Tradename	300	—	300
IPR&D	208	—	208
Total	$63,761	$(2,800)	$60,961

Amortization expense related to intangible assets was $4,092 thousand, $379 thousand, and $0 thousand for the Successor 2021 Period, Successor Q2 2020 Period, and Predecessor 2020 Period, respectively.

Note I – Intangible Assets

The intangible asset balances and accumulated amortization are as follows:

	Successor
	December 31, 2020
				Weighted
				useful
	Gross		Net	average
	carrying	Accumulated	carrying	life in
	amount	amortization	amount	years
Intangible assets subject to amortization:
Customer relationships	$31,541	$(899)	$30,642	19
Technology	25,368	(1,508)	23,860	12
Trademarks	6,344	(393)	5,951	9
Intangible assets not subject to amortization:
Cosmos Tradename	300	—	300
IPR&D	208	—	208
Total	$63,761	$(2,800)	$60,961

Amortization expense related to intangible assets was $2,800 thousand, $0 thousand, and $0 thousand for the Successor 2020 Period, Predecessor 2020 Period, and Predecessor 2019 Period, respectively.

Estimated amortization expense for the next five years is $6,274 thousand, $6,111 thousand, $5,957 thousand, $5,570 thousand, $5,145 thousand, respectively.